Earnings per share - additional information (Details) - GBP (£) £ / shares in Units, £ in Millions			6 Months Ended
	May 28, 2025	Mar. 13, 2024	Jun. 30, 2025	Jun. 30, 2024
Earnings Per Share [Line Items]
Increase in basic earnings per share			1.70%
Earnings per share, basic (in GBP per share)			£ 2.046	£ 2.011
Share of post-tax results of associates and joint ventures			£ 1,474	£ 1,647
Gain related to tender offer				£ 590
Increase/(decrease) in adjusted diluted earnings per share			(0.10%)
Adjusted diluted earnings per share (in GBP per share)			£ 1.691	£ 1.693
Coupon on perpetual hybrid bonds net of tax			£ 22	£ 21
Share buy-back programme | Ordinary shares
Earnings Per Share [Line Items]
Shares brought back and cancelled			14,075,158
ITC Ltd.
Earnings Per Share [Line Items]
Adjustments for gain on disposal of investments in subsidiaries, joint ventures and associates		£ 1,361	£ 904	£ 1,361
Number of shares of associate disposed of (in shares)	313,000,000	436,851,457
ITC Hotels Limited
Earnings Per Share [Line Items]
Share of post-tax results of associates and joint ventures			£ 333